Summary of Significant Accounting Policies - Common stock subject to possible redemption (Details) - Southport Acquisition Corp - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	May 25, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 11, 2024
Temporary equity
Temporary Equity, Redemption Price Per Share	$ 11.15
Remeasurement of Class A common stock subject to possible redemption						$ (4,521)	$ (163,615)	$ (9,015)	$ (723,522)	$ (966,174)	$ (6,707,678)
Redemption of Class A common stock	$ (12,543,118)		$ (197,694,657)
Trust Account withdrawal for tax payments									(489,119)	(489,119)	(2,287,729)
Class A common stock
Temporary equity
Temporary Equity, Redemption Price Per Share						$ 10.49		$ 10.49
Redemption of Class A common stock								$ (197,694,657)
Class A common stock subject to redemption
Temporary equity
Temporary Equity, Redemption Price Per Share	$ 11.15	$ 10.79		$ 10.49								$ 11.08
Temporary Equity, Balance at the beginning								429,151	44,709,805	44,709,805	237,984,513
Remeasurement of Class A common stock subject to possible redemption								9,015		966,174	6,707,678
Redemption of Class A common stock	$ (12,543,118)	$ (32,214,591)	$ (197,694,657)	$ (197,694,657)						44,757,709	(197,694,657)
Trust Account withdrawal for tax payments										(489,119)	(2,287,729)
Temporary Equity, Balance at the ending						$ 438,166	$ 12,729,617	$ 438,166	$ 12,729,617	$ 429,151	$ 44,709,805
Common Class A Not Subject To Redemption
Temporary equity
Redemption of Class A common stock					$ (197,694,657)